Equity - Additional Information (Details)							12 Months Ended
	Jun. 25, 2022 USD ($)	Apr. 13, 2022 ₨ / shares	Apr. 13, 2022 $ / shares	Apr. 14, 2021 INR (₨) ₨ / shares	Mar. 12, 2019 USD ($)	Mar. 12, 2019 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($) Class Vote $ / shares shares	Mar. 31, 2022 INR (₨) Class ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares	Apr. 01, 2019 shares
Disclosure Of Equity [Line Items]
Treasury shares | shares							13,725,712		15,514,732	18,239,356				20,324,982
Par value per share | (per share)							$ 0.16		$ 0.16			₨ 5	₨ 5
Number of classes of shares referred to as equity shares | Class							1	1
Dividends and share buy back period										5 years	5 years
Maximum share value available for buy back				₨ 92,000,000,000	$ 1,184,000,000	₨ 82,600,000,000
Maximum buyback price per share | ₨ / shares				₨ 1,750		₨ 800
Buyback of shares							$ 1,503,000,000			$ 1,070,000,000
Capital redemption reserve							$ 21,000,000		$ 17,000,000
Number of votes per equity share | Vote							1
Dividends paid							$ 1,703,000,000		1,226,000,000	1,359,000,000
Expected dividend outflow							$ 1,703,000,000		$ 1,226,000,000	$ 1,359,000,000
Voting, dividend or liquidation rights description							There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.	There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Final dividend proposed | (per share)		₨ 16	$ 0.21
Expected dividend outflow	$ 885,000,000
Buyback Program Completed in September 2021
Disclosure Of Equity [Line Items]
Buyback of shares commencement date							Jun. 25, 2021	Jun. 25, 2021
Buyback of shares actual completion date							Sep. 08, 2021	Sep. 08, 2021
Equity shares repurchased | shares							55,807,337	55,807,337
Average buy back price | ₨ / shares								₨ 1,648.53
Percentage of buyback paid-up equity share capital							1.31%	1.31%
Buyback of shares							$ 1,243,000,000	₨ 92,000,000,000
Capital redemption reserve							$ 4,000,000
Buyback Program completed in August 2019
Disclosure Of Equity [Line Items]
Buyback of shares commencement date							Mar. 20, 2019	Mar. 20, 2019		Mar. 20, 2019	Mar. 20, 2019
Buyback of shares actual completion date							Aug. 26, 2019	Aug. 26, 2019		Aug. 26, 2019	Aug. 26, 2019
Equity shares repurchased | shares										110,519,266	110,519,266
Average buy back price | ₨ / shares											₨ 747.38
Percentage of buyback paid-up equity share capital										2.53%	2.53%
Buyback of shares										$ 1,183,000,000	₨ 82,600,000,000
Capital redemption reserve										$ 8,000,000
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout										85.00%	85.00%